Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flow from operating activities:
Net loss	$ (99,858)	$ (57,075)	$ (229,942)
Adjustments:
Depreciation and amortization	2,642	1,972	3,714
Impairment losses	1,283		40,523
Financing income (expenses), net	(41,993)	(47,678)	138
Interest received	42,806	41,529	17,465
Revaluation of financial liabilities accounted at fair value	88	461	(4,516)
Changes in fair value of equity securities	52,256	(23,462)	62,791
Loss from disposal of property plant and equipment and right-of-use assets	67	326	948
Increase in deferred tax		(11)	(581)
Share-based payments	15,721	22,110	31,214
Other	330	418	454
Total noncash adjustments	73,200	(4,335)	152,150
Changes in assets and liabilities:
(Increase) decrease in inventory	387	(340)	(4,603)
Decrease (increase) in other receivables	6,078	(5,775)	(1,978)
Decrease (increase) in trade receivables	2,950	(5,603)	(1,992)
Increase (decrease) in other payables	(1,150)	4,856	5,279
Increase (decrease) in employee benefits	(562)	(1,478)	1,497
Increase in trade payables	47	1,089	628
Total changes in assets and liabilities	7,750	(7,251)	(1,169)
Net cash used in operating activities	(18,908)	(68,661)	(78,961)
Cash flow from investing activities:
Change in bank deposits	100,530	(189,060)	141,555
Change in restricted bank deposits	(377)	(27)	(327)
Purchase of property plant and equipment	(2,196)	(9,098)	(9,388)
Acquisition of intangible asset	(711)	(1,524)
Acquisition of subsidiaries, net of cash acquired			(31,057)
Acquisition of marketable securities			(177,775)
Decrease in deposit in escrow			3,362
Other		835	(800)
Net cash from (used in) investing activities	97,246	(198,874)	(74,430)
Cash flow from financing activities:
Repayment long-term bank debt	(180)	(536)	(406)
Proceeds from non-controlling interests	555	1,089	510
Payment of a liability for contingent consideration in a business combination		(9,255)	(10,708)
Payments of share price protection recognized in business combination	(363)	(4,459)	(1,005)
Repurchase of treasury shares	(69,755)	(96,387)
Net cash used in financing activities	(69,743)	(109,548)	(11,609)
Increase (decrease) in cash and cash equivalents	8,595	(377,083)	(165,000)
Cash and cash equivalents at beginning of the year	309,571	685,362	853,626
Effect of exchange rate fluctuations on cash	(997)	1,292	(3,264)
Cash and cash equivalents at end of the year	317,169	309,571	685,362
Non-cash activity:
Intangible asset acquired on credit		711
Property plant and equipment acquired on credit	69	214	52
Lease liabilities arising from obtaining right of use assets	1,275	929	15,196
Supplemental disclosure of cash flow information:
Income taxes paid during the year	$ 314	$ 136	$ 620